owners' equity - Subsidiary with significant non-controlling interest (Details) - CAD ($) $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Subsidiary with significant non-controlling interest
Common Shares issued			$ 1,300		$ 1,300	$ 1,495
Income taxes		$ 133		$ 13	353	137	$ (646)		$ (308)
Statement of financial position
Current assets	$ 4,683	6,105			6,105		6,105	$ 4,683
Non-current assets	38,638	39,910			39,910		39,910	38,638
Current liabilities	5,915	6,518			6,518		6,518	5,915
Non-current liabilities	24,838	23,847			23,847		23,847	24,838
Statement of income and other comprehensive income
Net income		344		315	677	668
Comprehensive income (loss)		430		(461)	1,450	482
Retained earnings
Statement of income and other comprehensive income
Net income					666	640
Subsidiary with significant non-controlling interest
Statement of financial position
Current assets	746	786			786		786	746
Non-current assets	4,055	3,836			3,836		3,836	4,055
Current liabilities	689	777			777		777	689
Non-current liabilities	$ 2,696	1,837			1,837		$ 1,837	$ 2,696
Statement of income and other comprehensive income
Revenue and other income		658		611	1,297	1,077
Net income		19		71	24	78
Comprehensive income (loss)		$ (25)		$ 45	$ (59)	$ 85
TELUS International (Cda) Inc.
Subsidiary with significant non-controlling interest
Voting and controlling interest	62.60%				67.00%
Economic interest					55.20%			62.60%
Common Shares issued					$ 833
Income taxes					(6)
Net					827
Other					(9)
Total					824
TELUS International (Cda) Inc. | Retained earnings
Subsidiary with significant non-controlling interest
Common Shares issued					440
Other					(8)
Total					432
TELUS International (Cda) Inc. | Non-controlling shareholders
Subsidiary with significant non-controlling interest
Common Shares issued					393
Other					(1)
Total					392
Initial public offering
Subsidiary with significant non-controlling interest
Common Shares issued					640
Income taxes					(10)
Net					630
Secondary offering
Subsidiary with significant non-controlling interest
Common Shares issued					193
Income taxes					4
Net					$ 197
TELUS Communications Inc.
Subsidiary with significant non-controlling interest
Economic interest					100.00%